Balance Sheet and Income Statement Footnotes	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Balance Sheet And Income Statement Footnotes
Balance Sheet and Income Statement Footnotes

Note 7 — Balance Sheet and Income Statement Footnotes

Accounts receivable represent normal trade obligations from customers that are subject to normal trade collection terms, without discounts or rebates. If collection is expected in one year or less they are classified as current assets. If not, they are presented as non-current assets. Notwithstanding, these collections, the Company periodically evaluates the collectability of accounts receivable and considers the need to establish an allowance for doubtful debts based upon historical collection experience and specifically identifiable information about its customers. As of June 30, 2019, the Company had allowances of $128,420. The Company used an allowance of 40% of receivables over 90 days to charge bad debt expense.

As of June 30, 2019, ROU Asset was $25,719 and Lease Liability-Current and Lease Liability-Long Term were $21,985 and $3,734 respectively.

Accounts payable are obligations to pay for goods and services that have been acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities

Accrued expenses of $99,979 as of June 30, 2019 mainly represent, $24,979 of accrued interest on notes payable and accrued payroll for Michael Aube for $75,000.

General and administrative expenses were $207,122 and $171,435 for June 30, 2019 and 2018 respectively. For the three months ended June 30, 2019, the majority comprised of receiver admin fee in the amount of $115,940.45 and accounting and audit fees of $37,800. The remainder of, $53,382 was for employee compensation, rent, and other expenses.

Professional fees were $16,791 for the three months ended June 30, 2019. The bulk of these expenses were paid to Strongbow.

Legal expenses were $49,022 for the three months ended June 30, 2019. These expenses include filing fees related to the Company becoming fully reporting with the SEC and filing of a Registration Statement on Form S-1.

Research and development were $22,113 for the three months ended June 30, 2019. These expenses were for new products being developed.

Interest expense was $164,574 and $1,191 for three months ended June 30, 2019 and 2018. Interest expense for three months ended June 30, 2019 was mainly $162,784 for Convertible Notes-GHS.

Note 7 - Balance Sheet and Income Statement Footnotes

Accounts receivable represent normal trade obligations from customers that are subject to normal trade collection terms, without discounts or rebates. If collection is expected in one year or less they are classified as current assets. If not, they are presented as non-current assets. Notwithstanding, these collections, the Company periodically evaluates the collectability of accounts receivable and considers the need to establish an allowance for doubtful debts based upon historical collection experience and specifically identifiable information about its customers. As of March 31, 2019 and 2018, the Company had allowances of $128,420 and $111,301 respectively. The Company used an allowance of 40% of receivables over 90 days to charge bad debt expense.

Prepaid expenses and other current assets for $33,751 for the year ended March 31, 2019 represent mainly $32,955 in prepaid expenses for accounts payable invoices from Nutrition Formulators, Inc. dated 2/25/19 and 3/4/19 for inventory not yet delivered.

Accounts payable are obligations to pay for goods and services that have been acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities

Accrued expenses of $85,440 as of March 31, 2019 represent $25,440 of accrued interest on notes payable and accrued payroll for Michael Aube for $60,000.

Promissory Note-GHS was initiated 2/28/19 for $30,000. Interest on the unpaid balance will accrue at the rate of 8% per annum, calculated on the basis 365-day year and actual days elapsed until the entire outstanding balance and all interest ff accrued thereon has been repaid in full. Full payment on this Note will be due and payable on or before November 28, 2019.

Convertible Note 1-GHS issued 2/13/19 for cash received $103,000, face amount $113,300 will accrue at a rate of 10% on a 360-day year. Maturity date is November 13,2019.

Marketing expenses were $ 242,719 and $332,986 for March 31, 2019 and 2018 respectively.

General and administrative expenses were $514,467 and $653,242 for March 31, 2019 and 2018 respectively. For the period March 31, 2019, the majority comprised of consulting fees in the amount of $188,889, employee compensation of $74,322 and accounting and audit fees of $77,396. The remainder, $173,860 was for rent, event expenses and other expenses.

Professional fees were $172,127 and $70,289 for years ended March 31, 2019 and 2018, respectively. The bulk of these expenses were paid to transfer agent for issuance of stock for $16,187, Strongbow Advisors for $73,547, GHS for $30,000 and OTC Markets for $16,000 for the year ended March 31, 2019.

Research and development were $338,856 and $150,451 for years ending March 31, 2019 and 2018.These expenses were for further development of medical device.

Interest expense was $75,632 and $4,765 for years ended March 31, 2019 and 2018, $70,664 was for Convertible Note 1-GHS.